Initial Public Offering	11 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Initial Public Offering
NOTE
4
. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 72,450,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 9,450,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note
8
).